Segmented Information - Operating Segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Net revenue	$ 221,339	$ 245,252
Gross profit (loss) before fair value adjustments	8,626	(12,029)
Gross profit	21,225	(21,558)
Selling, general and administrative expense	175,237	174,635
Income (loss) from operations before taxes and discontinued operations	(1,720,120)	(699,798)
Corporate (1)
Disclosure of operating segments [line items]
Net revenue	44	1,226
Gross profit (loss) before fair value adjustments	22	633
Selling, general and administrative expense	17,227	12,645
Income (loss) from operations before taxes and discontinued operations	(146,141)	(212,804)
Canadian Cannabis | Operating Segments
Disclosure of operating segments [line items]
Net revenue	159,416	210,032
Gross profit (loss) before fair value adjustments	(21,270)	(27,499)
Selling, general and administrative expense	136,332	142,775
Income (loss) from operations before taxes and discontinued operations	(1,530,374)	(448,522)
International Cannabis | Operating Segments
Disclosure of operating segments [line items]
Net revenue	61,879	33,994
Gross profit (loss) before fair value adjustments	29,874	14,837
Selling, general and administrative expense	21,678	19,215
Income (loss) from operations before taxes and discontinued operations	$ (43,605)	$ (38,472)